Share-Based Compensation - Schedule of Warrant Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrant Outstanding, Beginning balance	1,070,717
Warrant Granted	386,012	1,070,717
Warrant Cancelled	(289,253)
Warrant Outstanding, ending balance	1,167,476	1,070,717
Warrant Exercisable ending balance	817,789	1,070,717
Weighted Average Exercise Price beginning balance	$ 7.57
Weighted Average Exercise Price Granted	5.96	7.57
Weighted Average Exercise Price Cancelled	3.94
Weighted Average Exercise Price ending balance	4.44	7.57
Weighted Average Exercise Price exercisable ending balance	$ 3.99	$ 7.56
Weighted Average Remaining Contractual Term beginning balance	2 years 1 month 13 days	2 years 1 month 13 days
Weighted Average Remaining Contractual Term Granted	3 years 6 months
Weighted Average Remaining Contractual Term Cancelled	1 year 6 months
Weighted Average Remaining Contractual Term ending balance	2 years 1 month 20 days	2 years 1 month 13 days
Weighted Average Remaining Contractual Term excercisable ending balance	1 year 6 months 3 days	2 years